Leases (Details 1) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 118	$ 151
2026	124	120
2027	19	17
2028
2029
Thereafter
Total undiscounted lease payments	261	288
Less: imputed interest	(46)	(15)
Total discounted lease payments	215	273
Less: current portion	$ (151)	$ (89)	$ (2,138)